FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables comprised of IVA and tax receivables in Mexico	67.00%	75.00%
Percentage of receivables pending finalizations of concentrate sales	4.00%
Cash and cash equivalents	$ 103,303	$ 61,083	$ 23,368
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	11,151
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities transferred to Level 1	497
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	49
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 2,315	3,192
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 267
Foreign Currency Risk [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 5,208	4,590
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 466
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of silver without a final settlement price | oz	51,250
Ounces of gold without a final settlement price | oz	1,935
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 470	$ 716